FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (unaudited)
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                                                                                                Rating
           Face                                                                                 Moody's/
          Amount                 General Obligation Bonds (34.9%)                                 S&P           Value (a)

                                 City & County (2.3%)

                        Denver, Colorado City & County Art Museum
    $    2,000,000      5.00%, 08/01/15                                                        Aa1/AA+         2,186,460
                        Denver, Colorado City & County Excise Tax Revenue
         1,000,000      5.00%, 09/01/11 FSA Insured                                            Aaa/AAA         1,102,260
         2,260,000      5.00%, 09/01/12 FSA Insured                                            Aaa/AAA         2,465,140
                                                                                                               ---------
                        Total City & County                                                                    5,753,860
                                                                                                               ---------


                        Metropolitan District (6.1%)

                        Arapahoe, Colorado Park & Recreation District
         1,070,000      5.00%,  12/01/17 FGIC Insured                                           Aaa/NR         1,160,832

                        Castle Pines, Colorado Metropolitan District
         1,060,000      5.50%, 12/01/07 FSA Insured                                            Aaa/AAA         1,168,767

                        Foothills, Colorado Park & Recreational District
         1,310,000      5.00%, 12/01/12 FSA Insured                                             Aaa/NR         1,441,210
         1,325,000      5.00%, 12/01/13 FSA Insured                                             Aaa/NR         1,448,914
         1,850,000      5.00%, 12/01/17 MBIA Insured                                            Aaa/NR         2,007,047

                        Highlands Ranch, Colorado Metropolitan
                        District #1, Refunding
         1,530,000      6.25%, 09/01/06 MBIA Insured                                           Aaa/AAA         1,557,846
         1,000,000      5.75%, 09/01/08 AMBAC Insured                                          Aaa/AAA         1,122,170
         1,730,000      5.75%, 09/01/09 AMBAC Insured                                          Aaa/AAA         1,960,661

                        Interstate South, Colorado Metropolitan District
         2,165,000      5.75%, 12/01/09 LOC: US Bank                                            NR/AA-         2,228,045

                        South Suburban, Colorado Park & Recreational District
         1,365,000      5.125%, 12/15/09 FGIC Insured                                          Aaa/AAA         1,520,037
                                                                                                               ----------
                        Total Metropolitan District                                                           15,615,529
                                                                                                              -----------
                        School Districts (26.5%)

                        Adams County, Colorado School District #12
         1,255,000      5.625%, 12/15/08 FGIC Insured                                          Aaa/AAA         1,401,860
         2,000,000      5.00%, 12/15/12 MBIA Insured                                           Aaa/AAA         2,201,260

                        Adams County, Colorado School District #14
         1,275,000      5.75%, 12/01/08 FSA Insured                                            Aaa/AAA         1,427,439

                        Adams County, Colorado School District #14 Refunding
         1,200,000      4.50%, 12/01/16 MBIA Insured                                            Aaa/NR         1,288,380

                        Arapahoe County, Colorado Cherry Creek
                        School District #5
         1,000,000      5.50%, 12/15/08                                                         Aa2/AA         1,118,290
         2,760,000      5.50%, 12/15/11                                                         Aa2/AA         3,106,435
         2,750,000      5.50%, 12/15/12                                                         Aa2/AA         3,088,113

                        Boulder Valley, Colorado School District
         1,215,000      5.50%, 12/01/08 FGIC Insured                                           Aaa/AAA         1,341,603

                        Clear Creek, Colorado School District
         1,000,000      5.00%, 12/01/16 FSA Insured                                            Aaa/AAA         1,090,020

                        Denver, Colorado City & County School District #1 Refunding
                        Series A
         1,000,000      5.60%, 06/01/08                                                        Aa3/AA-         1,109,100

                        Denver, Colorado City & County School District #1 Refunding
                        Series C
         3,000,000      4.25%, 12/01/18 FGIC Insured++                                         Aaa/AAA         3,069,510

                        Douglas & Elbert Counties, Colorado School District # Re-1,
                        Series 1992
         2,000,000      5.25%, 12/15/11 FGIC Insured                                           Aaa/AAA         2,244,880

                        El Paso County, Colorado School District #11
         1,330,000      6.25%, 12/01/08                                                        Aa3/AA-         1,528,476

                        El Paso County, Colorado School District #20
         1,000,000      6.15%, 12/15/08 MBIA Insured                                           Aaa/AAA         1,146,590
         1,500,000      5.00%, 12/15/14 FGIC Insured                                            Aaa/NR         1,644,450

                        El Paso County, Colorado School District #38
         1,110,000      5.70%, 12/01/12                                                         Aa3/NR         1,279,952

                        El Paso County, Colorado School District #49
         1,500,000      5.50%, 12/01/13 FSA Insured                                            Aaa/AAA         1,715,505
         1,000,000      5.25%, 12/01/14 FGIC Insured                                           Aaa/AAA         1,104,550
         1,795,000      5.00%, 12/01/15 FSA Insured                                            Aaa/AAA         1,979,131

                        Fremont County, Colorado School District #001 Canon City
         1,680,000      5.00%,  12/01/17 MBIA Insured                                           Aaa/NR         1,837,298

                        Garfield County, Colorado School District
         1,250,000      5.00%, 12/01/17 FSA Insured                                             Aaa/NR         1,356,112

                        Jefferson County, Colorado School District # R-1
         3,000,000      5.50%, 12/15/09 FGIC Insured                                           Aaa/AAA         3,394,740
         2,340,000      5.25%, 12/15/11 FGIC Insured                                           Aaa/AAA         2,624,684
         1,000,000      5.50%, 12/15/13 FGIC Insured                                           Aaa/AAA         1,131,580

                        La Plata County, Colorado School District #9
         1,500,000      5.00%, 11/01/18 MBIA Insured                                            Aaa/NR         1,614,360

                        Larimer County, Colorado School District #R1 Poudre
                        Refunding Series A
         2,100,000      5.25%, 12/15/11                                                        Aa3/AA-         2,290,890

                        Larimer, Weld & Boulder Counties, Colorado School
                        District #R-2J Thompson Refunding Series 2003
         1,000,000      4.375%, 12/15/14 FSA Insured                                            Aaa/NR         1,064,720

                        Larimer, Weld & Boulder Counties, Colorado
                        Thompson S.D.
         2,000,000      5.90%, 12/15/05                                                        Aa3/AA-         2,016,000

                        Mesa County, Colorado School District #51
         1,065,000      6.00%, 12/01/06 MBIA Insured                                           Aaa/AAA         1,155,578
         1,000,000      5.20%, 12/01/09 MBIA Insured                                           Aaa/AAA         1,078,950

                        Pueblo County, Colorado School District # 70
         1,040,000      5.50%, 12/01/09 AMBAC Insured                                          Aaa/AAA         1,135,389
         1,000,000      5.00%, 12/01/15 FGIC Insured                                           Aaa/AAA         1,082,990
         3,440,000      5.00%, 12/01/16 FGIC Insured                                           Aaa/AAA         3,716,473

                        Routt County, Colorado School District #2
                        Steamboat Springs
         1,580,000      4.50%, 12/01/17 FSA Insured                                            Aaa/AAA         1,664,214

                        Teller County, Colorado School District  #2
                        Woodland Park
         1,265,000      5.00%,12/01/17 MBIA Insured                                            Aaa/AAA         1,388,489

                        Weld & Adams Counties, Colorado School District 3J
         1,000,000      5.50%, 12/15/10 AMBAC Insured Pre-Refunded                             Aaa/AAA         1,135,330

                        Weld County, Colorado School District # 2
         1,315,000      5.00%, 12/01/15 FSA Insured                                            Aaa/AAA         1,437,242

                        Weld County, Colorado School District # 6
         1,195,000      5.00%, 12/01/15 FSA Insured                                            Aaa/AAA         1,294,173

                        Weld County, Colorado School District #8
         1,115,000      5.00%, 12/01/15 FSA Insured                                            Aaa/AAA         1,218,650
         1,385,000      5.25%, 12/01/17 FSA Insured                                            Aaa/AAA         1,536,935
                                                                                                               ----------
                        Total School Districts                                                                68,060,341
                                                                                                              -----------
                        Total General Obligation Bonds                                                        89,429,730
                                                                                                              -----------
                        Revenue Bonds (64.9%)

                        Electric (3.1%)

                        Colorado Springs, Colorado Utilities Revenue
         1,660,000      5.00%, 11/15/17                                                         Aa2/AA         1,794,244

                        Colorado Springs, Colorado Utilities Revenue
                        Subordinated Lien Improvement Series A
         1,095,000      5.00%,  11/15/16                                                        Aa2/AA         1,201,544
         1,000,000      5.00%,  11/15/17                                                        Aa2/AA         1,089,230

                        Moffat County, Colorado Pollution Control
         2,125,000      5.625%, 11/01/06 AMBAC Insured                                         Aaa/AAA         2,283,716

                        Platte River, Colorado Power Authority
         1,500,000      6.00%, 06/01/07 MBIA Insured                                           Aaa/AAA         1,655,610
                                                                                                               ----------
                        Total Electric                                                                         8,024,344
                                                                                                               ----------
                        Higher Education (10.4%)

                        Boulder County, Colorado Development Revenue UCAR
         1,760,000      5.00%, 09/01/16 MBIA Insured                                           Aaa/AAA         1,914,264
         1,130,000      5.00%, 09/01/17 AMBAC Insured                                          Aaa/AAA         1,233,384

                        City of Aurora, Colorado Educational Development
                        Refunding Bonds Series 1994
         1,580,000      6.00%, 10/15/07                                                         NR/BBB         1,597,870

                        Colorado Educational & Cultural Facility Authority
                        Johnson & Wales
           860,000      5.00%, 04/01/18 XLCA Insured                                           Aaa/AAA           922,023

                        Colorado Educational & Cultural Facility Authority
                        University of Colorado Foundation Project
         2,110,000      5.00%, 07/01/17 AMBAC Insured                                          Aaa/AAA         2,281,205
         1,865,000      5.375%, 07/01/18 AMBAC Insured                                         Aaa/AAA         2,074,775

                        Colorado Mtn. Jr. College Dist Student Hsg.
                        Facs. Enterprise Revenue
         1,000,000      4.50%, 06/01/18  MBIA Insured                                          Aaa/AAA         1,042,120

                        Colorado Post Secondary Educational Facility
         1,170,000      5.50%, 03/01/08 MBIA Insured                                           Aaa/AAA         1,293,962

                        Colorado State Colleges Board Trustees Auxiliary
                        System Revenue Refunding Series B
         1,035,000      5.00%,  05/15/15 MBIA Insured                                          Aaa/AAA         1,135,809

                        Colorado State University System
         1,530,000      5.00%, 03/01/17  AMBAC Insured                                          Aaa/NR         1,663,294

                        University of Colorado Enterprise System
         1,000,000      5.00%, 06/01/11                                                        Aa3/AA-         1,108,990
         2,325,000      5.00%, 06/01/15 AMBAC Insured                                          Aaa/AAA         2,529,647
         1,735,000      5.00%, 06/01/16                                                        Aa3/AA-         1,889,936
         1,000,000      5.25%, 06/01/17 FGIC Insured                                           Aaa/AAA         1,119,360

                        University of Northern Colorado Auxiliary Facilities
         1,365,000      5.75%, 06/01/07 MBIA Insured Pre-Refunded                              Aaa/AAA         1,386,007
         1,745,000      5.75%, 06/01/08 MBIA Insured                                           Aaa/AAA         1,907,093
         1,390,000      5.00%, 06/01/15 AMBAC Insured                                          Aaa/AAA         1,498,225
                                                                                                               ----------
                        Total Higher Education                                                                26,597,964
                                                                                                              -----------
                        Hospital (4.3%)

                        Colorado Health Facilities Authority Revenue,
                        Boulder Community Hospital Refunding
         1,410,000      5.65%, 10/01/06 MBIA Insured                                           Aaa/AAA         1,438,200

                        Colorado Health Facility Authority Hospital
                        Revenue, Catholic Health
         1,000,000      5.375%, 12/01/09                                                        Aa2/AA         1,085,140

                        Colorado Health Facility Authority Hospital
                        Revenue, North Colorado Medical Center
         1,440,000      5.60%, 05/15/05 MBIA Insured                                           Aaa/AAA         1,461,370

                        Colorado Health Facility Authority Hospital
                        Revenue, Sisters of Charity-Leavenworth
         1,000,000      5.50%, 12/01/08 MBIA Insured                                           Aaa/AAA         1,114,020
         1,500,000      5.25%, 12/01/10 MBIA Insured                                           Aaa/AAA         1,639,800

                        Colorado Health Facility Authority Sisters of
                        Charity - Health Care
         1,000,000      6.25%, 05/15/09 AMBAC Insured, ETM                                     Aaa/AAA         1,149,630

                        Colorado Health Facility Community Provider
                        Pooled Loan Revenue
            52,000      7.20%, 07/15/05 FSA Insured                                            Aaa/AAA            52,226

                        Colorado Springs, Colorado Hospital Revenue
         1,460,000      5.50%, 12/15/06 MBIA Insured                                           Aaa/AAA         1,554,447

                        University  Colorado Hospital Authority
                        Hospital Revenue
         1,475,000      5.50%, 11/15/07 AMBAC Insured                                           Aaa/NR         1,621,954
                                                                                                               ----------
                        Total Hospital                                                                        11,116,787
                                                                                                              -----------
                        Housing (2.8%)

                        Adams County, Colorado Multi-Family Housing
                        Revenue, Brittany Station Series A
         1,600,000      5.40%, 09/01/25 FNMA Insured                                            NR/AAA         1,642,880

                        Colorado Housing & Finance Authority
         1,575,000      4.25%, 10/01/17 Cl II-A3                                                Aa2/AA         1,592,010

                        Colorado Housing Finance Authority
           475,000      5.00%, 08/01/13 Series 2001                                             A1/A+            490,970
           955,000      6.05%, 10/01/16 Series 1999A3                                          Aa2/AA+           968,208
            35,000      6.125%, 11/01/23 Series 1998D3                                         Aa2/NR             37,599

                        Colorado Housing Finance Authority, SFM
             5,000      6.00%, 12/01/04 Series 1994C                                            Aa2/NR             5,015
           135,000      5.625%, 06/01/10 Series 1995D                                           Aa2/NR           136,666
            95,000      5.75%, 11/01/10 Series 1996A                                            Aa2/NR            95,258
            45,000      6.25%, 12/01/12 Series 1994C                                            Aa2/NR            45,049

                        Colorado Housing Finance Authority, Single
                        Family Program  2000C3
           110,000      5.70%, 10/01/22                                                         Aa2/AA           114,469

                        Colorado Housing Finance Authority, Single
                        Family Program Sub. 2000D
           265,000      5.40%, 10/01/12                                                         A1/A+            273,175

                        Denver, Colorado Single Family Mortgage Revenue
           160,000      5.00%, 11/01/15 GNMA Insured                                           NR/AAA            165,093

                        Snowmass Village, Colorado Multi-Family Revenue
                        Refunding
         1,500,000      6.30%, 12/15/08 FSA Insured                                           Aaa/AAA          1,504,065
                                                                                                               ---------
                        Total Housing                                                                          7,070,457
                                                                                                               ----------
                        Lease (8.4%)

                        Aurora, Colorado COP
         2,105,000      5.25%, 12/01/13 AMBAC Insured                                         Aaa/AAA          2,312,195

                        Broomfield, Colorado COP
         2,500,000      5.10%, 12/01/12 AMBAC Insured                                          Aaa/NR          2,732,700

                        Denver, Colorado City and County COP Roslyn Fire
         1,835,000      5.00%, 12/01/15                                                        Aa2/AA          1,992,094

                        El Paso County, Colorado COP
         1,100,000      5.25%, 12/01/09 MBIA Insured                                          Aaa/AAA          1,227,380

                        El Paso County, Colorado COP Judicial Building
         1,760,000      5.00%, 12/01/16 AMBAC Insured                                         Aaa/AAA          1,918,435

                        El Paso County, Colorado COP Pikes Peak Regional
                        Development Authority
         1,925,000      5.00%, 12/01/18 AMBAC Insured                                         Aaa/AAA          2,088,163

                        Fort Collins, Colorado Lease COP Series A
         3,020,000      4.75%, 06/01/18 AMBAC Insured+                                         Aaa/NR          3,207,270

                        Fremont County, Colorado COP Refunding and
                        Improvement Series A
         2,075,000      5.00%, 12/15/18 MBIA Insured                                          Aaa/AAA          2,251,499

                        Lakewood, Colorado COP
         1,440,000      5.20%, 12/01/13 AMBAC Insured                                         Aaa/AAA          1,573,603

                        Northern Colorado Water Conservancy District
         1,000,000      5.00%, 10/01/15 MBIA Insured                                          Aaa/AAA          1,091,370

                        Westminster, Colorado COP
         1,055,000      5.35%, 09/01/11 MBIA Insured                                          Aaa/AAA          1,190,831
                                                                                                               ----------
                        Total Lease                                                                           21,585,540
                                                                                                              -----------
                        Sales Tax (11.2%)

                        City of Boulder, Colorado
         1,045,000      5.25%, 08/15/10 AMBAC Insured                                         Aaa/AAA          1,173,190

                        Boulder, Colorado Open Space Acquisition
         1,250,000      5.50%, 08/15/12                                                       Aa1/AA+          1,398,938

                        Boulder County, Colorado Open
                        Space Capital Improvement
         3,065,000      5.00%, 07/15/16 MBIA Insured                                          Aaa/AAA          3,329,847
         1,630,000      5.00%, 07/15/17  MBIA Insured                                         Aaa/AAA          1,762,829

                        Boulder County, Colorado Sales
                        & Use Tax Open Space Series A
         1,000,000      5.45%, 12/15/12 FGIC Insured                                          Aaa/AAA          1,130,190

                        City & County of Denver, Colorado
                        Excise Tax Revenue
         2,000,000      5.375%, 09/01/10 FSA Insured                                          Aaa/AAA          2,256,960

                        Colorado Springs, Colorado Sales
                        & Use Tax Revenue Service Sales
         1,320,000      5.00%, 12/01/12                                                        A1/AA           1,429,441

                        Douglas County, Colorado Sales & Use Tax
                        Open Space Revenue
         1,780,000      5.50%, 10/15/12 FSA Insured                                           Aaa/AAA          1,981,140

                        Golden, Colorado Sales & Use Tax
         1,265,000      5.00%, 12/01/12 AMBAC Insured                                         Aaa/AAA          1,391,702

                        Jefferson County, Colorado Open Space Sales Tax
         1,245,000      5.00%, 11/01/11 FGIC Insured                                          Aaa/AAA          1,375,513
         1,600,000      5.00%, 11/01/13 AMBAC Insured                                         Aaa/AAA          1,748,112
         1,080,000      5.00%, 11/01/14 AMBAC Insured                                         Aaa/AAA          1,171,530

                        Lakewood, Colorado Sales & Use Tax Revenue
         1,040,000      5.25%, 12/01/09                                                        NR/AA           1,156,210

                        Larimer County, Colorado Sales Tax Revenue Bond
         1,000,000      5.50%, 12/15/12 AMBAC Insured                                         Aaa/AAA          1,115,760

                        Longmont, Colorado Sales & Use Tax
         1,875,000      5.50%, 11/15/14                                                        NR/AA           2,102,644

                        Thornton, Colorado Sales Tax
         1,000,000      5.00%, 09/01/14 FSA Insured                                           Aaa/AAA          1,082,980

                        Westminster, Colorado Sales Tax Revenue
         1,175,000      5.50%, 12/01/07 FGIC Insured                                          Aaa/AAA          1,295,567
         1,710,000      5.00%, 12/01/17 AMBAC Insured                                         Aaa/AAA          1,855,162
                                                                                                               ---------
                        Total Sales Tax                                                                       28,757,715
                                                                                                              -----------
                        Transportation (5.0%)

                        Arapahoe County, Colorado E-470 Vehicle
                        Registration Revenue Bonds
         1,000,000      5.45%, 08/31/07 MBIA Insured Pre-Refunded                             Aaa/AAA          1,064,790

                        Colorado Department of Transportation Revenue
         1,565,000      5.00%, 06/15/15 MBIA Insured                                          Aaa/AAA          1,744,725

                        Colorado Department of Transportation-Transportation
                        Revenue Anticipation Note
         1,000,000      6.00%, 06/15/13 AMBAC Insured Pre-Refunded                            Aaa/AAA          1,165,270

                        Northwest Parkway, Colorado Public Highway Authority
                        Series A
         2,515,000      5.15%, 06/15/14 AMBAC Insured                                         Aaa/AAA          2,779,779

                        Regional Transportation District Colorado COP
         1,190,000      5.00%, 06/01/15 AMBAC Insured                                         Aaa/AAA          1,291,995
         1,510,000      4.85%, 06/01/18 AMBAC Insured                                         Aaa/AAA          1,596,916

                        Regional Transportation District Colorado Sales
                        Tax Revenue
         2,000,000      5.00%, 11/01/13 FGIC Insured                                          Aaa/AAA          2,177,840
         1,000,000      5.00%, 11/01/16 FGIC Insured                                          Aaa/AAA          1,085,990
                                                                                                               ----------
                        Total Transportation                                                                  12,907,305
                                                                                                              -----------
                        Water & Sewer (16.9%)

                        Boulder, Colorado Water & Sewer Revenue
         1,000,000      5.40%, 12/01/14                                                       Aa2/AA+          1,117,250

                        Broomfield, Colorado Sewer and Waste Water
                        Revenue
         1,985,000      5.00%, 12/01/15 AMBAC Insured                                          Aaa/NR          2,165,020
         1,000,000      5.00%, 12/01/16 AMBAC Insured                                          Aaa/NR          1,088,060

                        Broomfield, Colorado Water Activity Enterprise
         1,500,000      5.30%, 12/01/12 MBIA Insured                                           Aaa/NR          1,668,330
         1,730,000      5.25%, 12/01/13 MBIA Insured                                           Aaa/NR          1,914,297
         2,190,000      5.00%, 12/01/16 MBIA Insured                                           Aaa/NR          2,387,144
         2,290,000      5.00%, 12/01/17 MBIA Insured                                           Aaa/NR          2,484,398

                        Centennial, Colorado Water & Sewer District
         1,750,000      5.80%, 12/01/07 FSA Insured                                           Aaa/AAA          1,848,455

                        Colorado Clean Water Revenue
         1,000,000      5.375%, 09/01/10                                                      Aaa/AAA          1,100,450

                        Colorado Metro Wastewater Reclamation District
         1,270,000      5.25%, 04/01/09                                                        Aa2/AA          1,381,557

                        Colorado Water Resource & Power Development Authority
           215,000      6.00%, 09/01/06                                                       Aaa/AAA            215,714
         1,000,000      5.50%, 09/01/09                                                       Aaa/AAA          1,107,010
         1,635,000      5.00%, 09/01/12                                                       Aaa/AAA          1,806,397
         1,000,000      5.55%, 11/01/13 FGIC Insured                                          Aaa/AAA          1,128,140
         2,675,000      5.00%, 09/01/16 MBIA Insured                                          Aaa/AAA          2,958,791
         1,855,000      5.00%, 09/01/17 MBIA Insured                                          Aaa/AAA          2,040,481

                        Denver, Colorado City and County Wastewater
                        Revenue
         1,560,000      5.00%, 11/01/15 FGIC Insured                                          Aaa/AAA          1,703,785

                        Lafayette, Colorado Water Revenue
         1,625,000      5.00%, 12/01/17 MBIA Insured                                          Aaa/AAA          1,777,149

                        Left Hand, Colorado Water District Revenue Refunding
         1,190,000      4.50%, 05/15/15 FSA Insured                                            Aaa/NR          1,273,954

                        Left Hand, Colorado Water District, Series 1996
         1,530,000      5.75%, 11/15/08 MBIA Insured                                          Aaa/AAA          1,652,951

                        Northglenn, Colorado Water & Sewer
         1,010,000      5.75%, 12/01/06 FSA Insured                                           Aaa/AAA          1,090,598

                        Pueblo, Colorado Board Water Works
         1,000,000      5.50%, 11/01/10 FSA Insured                                           Aaa/AAA          1,137,220

                        Thornton, Colorado, Refunding
         2,000,000      5.60%, 12/01/06 FSA Insured                                           Aaa/AAA          2,153,300

                        Thornton, Colorado Water Enterprise Revenue
         1,445,000      4.50%, 12/01/18 MBIA Insured                                          Aaa/AAA          1,508,436

                        Ute, Colorado  Water Conservancy District
         1,570,000      5.50%, 06/15/12 MBIA Insured                                          Aaa/AAA          1,742,731

                        Westminster, Colorado Water & Wastewater
                        Utility Revenue
         1,000,000      5.70%, 12/01/04 AMBAC Insured                                         Aaa/AAA          1,006,310

                        Widefield, Colorado Water & Sanitation District
                        Water & Sewer Refunding & Improvement
         1,870,000      4.50%, 12/01/19 MBIA Insured                                          Aaa/AAA          1,940,985
                                                                                                               ----------
                        Total Water & Sewer                                                                   43,398,913
                                                                                                              -----------
                        Miscellaneous Revenue (2.8%)

                        Denver, Colorado City & County Helen  Bonfils Project
         2,275,000      5.875%, 12/01/09                                                       NR/AA-          2,504,320

                        South Suburban, Colorado  Park & Recreational District
         1,000,000      6.00%, 11/01/07                                                       Baa3/NR          1,079,760

                        Thornton, Colorado Development Authority
         1,230,000      5.75%, 12/01/06 MBIA Insured                                          Aaa/AAA          1,328,154

                        Thornton, Colorado Development Authority Tax
                        Increment North Wash. Str. Urban Renewal
         1,040,000      4.50%, 12/01/18  MBIA Insured                                         Aaa/AAA          1,081,236

                        Westminster, Colorado Golf Course Activity
         1,000,000      5.40%, 12/01/13 Asset Guaranty Insured                                 NR/AA           1,076,270
                                                                                                               ---------
                        Total Miscellaneous Revenue                                                            7,069,740
                                                                                                               ----------
                        Total Revenue Bonds                                                                  166,528,765
                                                                                                             ------------

                        Total Investments (cost $240,396,980*)                                  99.8%        255,958,495
                        Other assets less liabilities                                            0.2             514,107
                                                                                                -----        ------------
                        Net Assets                                                              100.0%      $256,472,602
                                                                                                -----       -------------



                        * See note b.

                                             PORTFOLIO ABBREVIATIONS:

                        AMBAC - American Municipal Bond Assurance Corp.
                        COP   - Certificates of Participation
                        ETM   - Escrowed to Maturity
                        FGIC  - Financial Guaranty Insurance Co.
                        FNMA  - Federal Housing Administration
                        FSA   - Financial Security Assurance
                        GNMA  - Government National Mortgage Association
                        LOC   - Letter of Credit
                        MBIA  - Municipal Bond Investors Assurance
                        NR    - Not Rated
                        SFM   - Single Family Mortgage
                        UCAR  - University Corporation for Atmospheric Research
                        XLCA  - XL Capital Assurance


                    + Security are pledged as collateral for the Fund's when - issued commitments.

                    ++ Security traded on a "when-issued" basis.



                          NOTES TO FINANCIAL STATEMENTS
                            TAX FREE FUND OF COLORADO

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $240,384,573 amounted to $15,573,922, which consisted of aggregate gross unrealized appreciation of $15,596,872 and aggregate gross unrealized depreciation of $22,950.













Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      November 29, 2004

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004